RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended			24 Months Ended	28 Months Ended
	Jan. 04, 2025	Jul. 01, 2024	Apr. 04, 2024	Feb. 20, 2024	Jan. 04, 2024	Dec. 28, 2023	Sep. 27, 2023	Jan. 10, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Dec. 30, 2022	Jan. 08, 2022	Sep. 30, 2021	Sep. 28, 2021	Sep. 30, 2024	Mar. 31, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Sep. 26, 2023
Ordinary shares, par value																		$ 1					$ 1				$ 1
Common Stock, Shares, Outstanding																		10,000					10,000				10,000
Stock Issued During Period, Value, New Issues																							$ 1
Alpha Time Acquisition Corp [Member]
Number of shares issued, sale of transactions											115,500
Ordinary shares, par value														$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Issuance of ordinary shares through public offering, shares						2,160,774							5,800
Common Stock, Shares, Outstanding						6,873,426																2,134,200		1,725,000	2,134,200	2,134,200
Proceeds from Issuance of Common Stock																					$ 69,000,000	$ 69,000,000
Shares Issued, Price Per Share									$ 10.18		$ 2.00
Stock Issued During Period, Value, New Issues																		$ 60,000,000
Description of sale of shares												The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Administration fee																	$ 30,000			90,000				120,000
Payments for Deposits	$ 55,000	$ 110,000	$ 165,000	$ 55,000	$ 165,000	$ 55,000	$ 690,000													165,000
Deferred Offering Costs																								584,518
Payments of Stock Issuance Costs																					$ 478,423	478,423
Alpha Time Acquisition Corp [Member] | Promissory Note [Member]
Line of Credit Facility, Maximum Borrowing Capacity							690,000								$ 300,000
Debt Instrument, Maturity Date, Description															The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO.
Notes Payable																						$ 690,000			690,000	690,000
Notes Payable, Current							690,000																					$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Payments for Deposits																				165,000
Notes Payable, Current				$ 20,000		$ 660,000	$ 690,000
Loans Payable, Current																	1,152,500			1,152,500
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Number of shares issued, sale of transactions										900,000
Sale of stock, value									$ 9,000,000
Issuance of ordinary shares through public offering, shares									900,000	900,000	900,000
Proceeds from Issuance of Common Stock								$ 9,000,000
Sale of Stock, Price Per Share									$ 10.00	$ 10.00
Deferred Offering Costs											$ 2,415,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Number of shares issued, sale of transactions											370,500
Sale of stock, value											$ 3,705,000
Sale of Stock, Price Per Share											$ 10.00
Description of sale of shares											Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.
Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Issuance of ordinary shares through public offering, shares													58,000					6,000,000				6,000,000
Stock Issued During Period, Value, New Issues																		$ 600				$ 600
Alpha Time Acquisition Corp [Member] | Maximum [Member] | Common Stock [Member]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation														225,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Number of shares issued, sale of transactions										17,325				287,500
Issuance of ordinary shares through public offering, shares														287,500
Stock Issued During Period, Shares, Issued for Services														287,500
Common Stock, Shares, Outstanding														1,725,000
Other Liabilities										$ 352,350
Additional amount deposited by underwriter on behalf of related party										$ 34,650
Sale of Stock, Price Per Share										$ 2.00
Cash fee																			$ 160,000						40,000	200,000
Deferred Offering Costs																	200,000			200,000
Payments of Stock Issuance Costs																						40,000		160,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member] | Private Placement [Member]
Number of shares issued, sale of transactions									38,700	38,700	370,500
Sale of stock, value									$ 387,000		$ 3,705,000
Issuance of ordinary shares through public offering, shares										409,200
Sale of Stock, Price Per Share									$ 10.00		$ 10.00
Shares Issued, Price Per Share										$ 10.00
Stock Issued During Period, Value, New Issues										$ 4,092,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member] | Maximum [Member]
Sponsor fees per month																				10,000		10,000
Underwriter [Member] | Alpha Time Acquisition Corp [Member] | Founder Shares [Member]
Number of shares issued, sale of transactions										17,325
Related Party [Member]
Other Liabilities																		$ 85,797					$ 85,797				$ 588,908
Related Party [Member] | Alpha Time Acquisition Corp [Member]
Other Liabilities										$ 352,350
Due to related party																	504,708			504,708		199,318		380,566	199,318	199,318
Notes Payable, Current																	$ 1,152,500			$ 1,152,500		$ 690,000			$ 690,000	$ 690,000
Underwriters [Member] | Alpha Time Acquisition Corp [Member] | Founder Shares [Member]
Number of shares issued, sale of transactions										17,325
Sale of stock, value										$ 34,650
Sale of Stock, Price Per Share										$ 2.00
Common Class B [Member] | Alpha Time Acquisition Corp [Member]
Ordinary stock shares cancelled														20,000,000
Ordinary shares, par value														$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Number of shares repurchased														1,437,500
Issuance of ordinary shares through public offering, shares														1,437,500		1,437,500
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation																187,500
Stock Issued During Period, Value, New Issues																$ 25,000
Common Class B [Member] | Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Number of shares issued, sale of transactions																1,437,500
Sale of stock, value																$ 25,000
Common Class A [Member] | Alpha Time Acquisition Corp [Member]
Ordinary stock shares cancelled														200,000,000
Ordinary shares, par value														$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001